Consolidated Statement of Cash Flow - Movements in the borrowings, lease liabilities and payables to related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Cash Flow [Line Items]
Balances at beginning of period	$ 450,662	$ 447,002	$ 457,388
Proceeds from borrowings	350,000	0	36,017
Debt issuance costs paid	(7,507)	0	0
Initial recognition of lease liabilities		14,610
Acquisitions (Note 36.1)	17,851
Addition to lease liabilities	561	2,496
Accrual of borrowing's interests	48,232	29,940	30,444
Exchange difference	466	571	4,331
Foreign currency translation	(4,030)	(632)	(5,624)
Unwinding of discount	1,247	419
Principal paid	(3,575)	(9,790)	(15,073)
Interest paid	(37,594)	(29,099)	(27,695)
Payment to related parties			(32,786)
Lease payments	(9,380)	(4,855)	0
Balances at end of period	806,933	450,662	447,002
Borrowing [Member]
Consolidated Statement of Cash Flow [Line Items]
Balances at beginning of period	437,419	447,002	426,204
Proceeds from borrowings	350,000		36,017
Debt issuance costs paid	(7,507)
Accrual of borrowing's interests	48,232	29,940	28,842
Exchange difference		5	(2)
Foreign currency translation	(2,389)	(639)	(1,291)
Principal paid	(3,575)	(9,790)	(15,073)
Interest paid	(37,594)	(29,099)	(27,695)
Balances at end of period	784,586	437,419	447,002
Lease liabilities [member]
Consolidated Statement of Cash Flow [Line Items]
Balances at beginning of period	13,243
Initial recognition of lease liabilities		14,610
Acquisitions (Note 36.1)	17,851
Addition to lease liabilities	561	2,496
Exchange difference	466	566
Foreign currency translation	(1,641)	7
Unwinding of discount	1,247	419
Lease payments	(9,380)	(4,855)
Balances at end of period	$ 22,347	$ 13,243
Payables to related parties [member]
Consolidated Statement of Cash Flow [Line Items]
Balances at beginning of period			31,184
Accrual of borrowing's interests			1,602
Exchange difference			4,333
Foreign currency translation			(4,333)
Payment to related parties			$ (32,786)